Basis of Presentation	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Basis of Presentation

 NOTE 2   BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). We have consistently applied the same accounting policies throughout all periods presented, as if these policies had always been in effect, with the exception of the accounting standards adopted effective January 1, 2020, as disclosed in Note 30.

Certain immaterial 2019 figures have been reclassified in the consolidated statements of earnings, segment information, nature of expenses and other (income) expenses.

These consolidated financial statements were authorized for issue by the Board of Directors on February 18, 2021.

Sensitivity analyses included throughout the notes should be used with caution as the changes are hypothetical and not reflective of future performance. The sensitivities have been calculated independently of changes in other key variables. Changes in one factor may result in changes in another, which could increase or reduce certain sensitivities. These consolidated financial statements were prepared under the historical cost basis, except for items that IFRS requires to be measured at fair value. Details of our accounting policies are primarily disclosed in Note 30.

On March 11, 2020, the World Health Organization declared the spread of the novel strain of coronavirus (“COVID-19”) a global pandemic. We have assessed our accounting estimates and other matters that require the use of forecasted financial information for the impact of the COVID-19 pandemic. The assessment included estimates of the unknown future impacts of the pandemic using information that is reasonably available at this time. Accounting estimates and other matters assessed include the allowance for expected credit losses of receivables from customers, valuation of inventory, goodwill and other long-lived assets, financial assets, tax assets, pension obligations and assets, and revenue recognition. Based on the current assessment, there was not a material impact to these consolidated financial statements. As a result of the pandemic, we incurred directly attributable and incremental COVID-19 related expenses in other (income) expenses (Note 6). As additional information becomes available, the future assessment of these estimates, including expectations about the severity, duration and scope of the pandemic, could differ materially in future reporting periods.